Exhibit 99.1
MONTHLY PAYMENT STATEMENT TO NOTEHOLDERS

HSBC Home Equity Loan Trust (USA) 2006-2

Payment Number	4
Beginning Date of Collection Period	01-Nov-06
Ending Date of Collection Period	30-Nov-06
Payment Date	20-Dec-06
Previous Payment Date	20-Nov-06
Interest Period Beginning On	20-Nov-06
Interest Period Ending On	19-Dec-06

Funds Disbursement
Collected Funds	42,609,431.29
Available Payment Amount	42,609,431.29
Principal Collections	32,878,703.05
Net Interest Collections	9,730,728.24
Interest Collections	9,730,728.24
Principal recoveries	0.00
Servicing Fee	611,436.88
Skip-A-Pay Advance	0.00
Skip-A-Pay Reimbursement Amount	0.00

Disbursements	42,609,431.29
Interest Paid to Notes	5,188,339.45
Principal Paid to Notes	32,901,886.05
Ownership Interest - pursuant to Section 5.01 (a) (xx)	3,907,768.91
Servicing Fee (to Servicer)	611,436.88

Pool Balance
Beginning Pool Balance	1,467,448,517.60
Principal Collections (including repurchases)	32,878,703.05
Additional Principal Reduction Amount	23,183.00
Ending Pool Balance	1,434,546,631.55

Note Balance
Beginning Note Balance	1,131,127,554.58
Note Paydown	32,901,886.05
Ending Note Balance	1,098,225,668.53

Collateral Performance
Cash yield (% of beginning balance, annualized)	7.96%

Loss rate (net of principal recoveries; % of beginning balance)	0.02%
Net yield	7.94%
Realized Losses	(23,183.00)
Cumulative Realized Losses	(23,183.00)
Cumulative Loss Percentage	0.00
Delinquent Loans:
One payment principal balance of loans	16,277,561.82
One payment number of loans	126
Two payments principal balance of loans	3,226,193.57
Two payments number of loans	27.00
Three payments plus principal balance of loans	2,054,641.95
Three payments plus number of loans	14.00
One payment Delinquency Percentage (for related Collection Period)	1.13%
Two payments Delinquency Percentage (for related Collection Period)	0.22%
Two payments plus Delinquency Percentage (for related Collection Period)	0.37%
Two Payment Plus Rolling Average (for such Payment Date)	0.18%
Three payments plus Delinquency Percentage (for the related Collection Period)	0.14%

Aggregate Principal Balances of Loans that were restructured during such Collection Period	6,649,079.19
Aggregate Principal Balance of Loans restructured in Collection Period as % of EOP Pool Balance	0.46%

Home Equity Loan Detail
Number of loans purchased or substituted pursuant to Section 2.02	0
Principal balance of loans purchased or substituted pursuant to Section 2.02	0.00
Number of loans purchased or substituted pursuant to Section 2.04	0
Principal balance of loans purchased or substituted pursuant to Section 2.04	0.00
Number of loans purchased or substituted pursuant to Section 3.01	0
Principal balance of loans purchased or substituted pursuant to Section 3.01	0.00
Substitution Adjustment Amounts	0.00

Number outstanding beginning of period	11,212
Number outstanding end of period	10,947
Principal balance of all REO as of the end of the Collection Period	0.00
Number of loans that went into REO during the Collection Period	0
Principal balance of loans that went into REO during the Collection Period	0.00
Unpaid Servicing Fee from previous Collection Periods	0.00

Overcollateralization
Beginning OC Amount	336,320,963.02

OC Release Amount	0.00
Extra Principal Payment Amount	0.00
Class A-1 Extra Principal Payment Amount Paid	0.00
Class A-2 Extra Principal Payment Amount Paid	0.00
Class M-1 Extra Principal Payment Amount Paid	0.00
Class M-2 Extra Principal Payment Amount Paid	0.00
Ending OC Amount	336,320,963.02

Target OC Amount	336,320,963.02
Interim OC Amount	336,320,963.02
Interim OC Deficiency	0.00

Monthly Excess Cashflow (before Servicing Fee)	4,519,205.79
Principal Payment Amount	32,878,703.05
Class A-1 Principal Payment Amount	20,310,415.33
Class A-2 Principal Payment Amount	5,078,253.56
Class M-1 Principal Payment Amount	3,745,017.08
Class M-2 Principal Payment Amount	3,745,017.08
Principal Collections	32,878,703.05
OC Release Amount	0.00

Other
Stepdown	No
Trigger Event	No
Servicer Termination Event	No
Event of Default	No
Original Note Balance	1,265,100,000.00
Total Note Principal Amount divided by Total Original Note Principal Amount	86.81%
EOP Note Principal Amount divided by Original Note Principal Amount <15.00%	No

Interest Calculations
1 month LIBOR	5.32000%
Class A-1 Formula Rate (1-mo. Libor plus 15 bps)	5.47000%
Class A-1 Note Rate	5.47000%
Class A-2 Formula Rate (1-mo. Libor plus 18 bps)	5.50000%
Class A-2 Note Rate	5.50000%
Class M-1 Formula Rate (1-mo. Libor plus 27 bps)	5.59000%
Class M-1 Note Rate	5.59000%
Class M-2 Formula Rate (1-mo. Libor plus 29 bps)	5.61000%
Class M-2 Note Rate	5.61000%

Available Funds Cap	8.01970%

Class A-1 Noteholder's Statement

A. Information on Payments
Original Class A-1 Note Balance	781,500,000.00
1. Total Payments per $1,000	30.082952
2. Principal Payment per $1,000	26.007340
3. Interest Payment per $1,000	4.075612

B. Calculation of Class A-1 Interest Due & Paid
1. Class A-1 Note Rate	5.47000%
2. Days in Accrual Period	30

3. Class A-1 Interest Due	3,185,090.59
4. Class A-1 Interest Paid	3,185,090.59
5. Class A-1 Interest Carry Forward Amount Due	0.00
6. Class A-1 Interest Carry Forward Amount Paid	0.00
7. Class A-1 Supplemental Interest Amount Due	0.00
8. Class A-1 Supplemental Interest Amount Paid	0.00

9. Class A-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-1 Principal Due & Paid
1. Class A-1 Note Principal Amount, BOP	698,740,165.93
2. Class A-1 Principal Due	20,324,736.34
3. Class A-1 Principal Paid	20,324,736.34
4. Class A-1 Principal Carry Forward Amount Paid	0.00
5. Class A-1 Unpaid Principal Carry Forward Amount	0.00
6. Class A-1 Note Principal Amount, EOP	678,415,429.59

7. Class A-1 Note Principal Amount as a % of Original Class A-1 Note Principal Amount, EOP	0.8680940
8. Class A-1 Note Principal Amount as a % of the Pool Balance, EOP	0.4729128
9. Class A-1 Note principal distribution percentage	61.773772824%

Class A-2 Noteholder's Statement

A. Information on Payments
Original Class A-2 Note Balance	195,400,000.00
1. Total Payments per $1,000	30.105304
2. Principal Payment per $1,000	26.007340
3. Interest Payment per $1,000	4.097964

B. Calculation of Class A-2 Interest Due & Paid
1. Class A-2 Note Rate	5.50000%
2. Days in Accrual Period	30

3. Class A-2 Interest Due	800,742.22
4. Class A-2 Interest Paid	800,742.22

5. Class A-2 Interest Carry Forward Amount Due	0.00
6. Class A-2 Interest Carry Forward Amount Paid	0.00
7. Class A-2 Supplemental Interest Amount Due	0.00
8. Class A-2 Supplemental Interest Amount Paid	0.00

9. Class A-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class A-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class A-2 Principal Due & Paid
1. Class A-2 Note Principal Amount, BOP	174,707,394.01
2. Class A-2 Principal Due	5,081,834.27
3. Class A-2 Principal Paid	5,081,834.27
4. Class A-2 Principal Carry Forward Amount Paid	0.00
5. Class A-2 Unpaid Principal Carry Forward Amount	0.00
6. Class A-2 Note Principal Amount, EOP	169,625,559.74

7. Class A-2 Note Principal Amount as a % of Original Class A-2 Note Principal Amount, EOP	0.8680940
8. Class A-2 Note Principal Amount as a % of the Pool Balance, EOP	0.1182433
9. Class A-2 Note principal distribution percentage	15.445419334%

Class M-1 Noteholder's Statement

A. Information on Payments
Original Class M-1 Note Balance	144,100,000.00
1. Total Payments per $1,000	30.172362
2. Principal Payment per $1,000	26.007340
3. Interest Payment per $1,000	4.165022

B. Calculation of Class M-1 Interest Due & Paid
1. Class M-1 Note Rate	5.59000%
2. Days in Accrual Period	30

3. Class M-1 Interest Due	600,179.65
4. Class M-1 Interest Paid	600,179.65
5. Class M-1 Interest Carry Forward Amount Due	0.00
6. Class M-1 Interest Carry Forward Amount Paid	0.00
7. Class M-1 Supplemental Interest Amount Due	0.00
8. Class M-1 Supplemental Interest Amount Paid	0.00

9. Class M-1 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-1 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-1 Principal Due & Paid
1. Class M-1 Note Principal Amount, BOP	128,839,997.32
2. Class M-1 Principal Due	3,747,657.72

3. Class M-1 Principal Paid	3,747,657.72
4. Class M-1 Principal Carry Forward Amount Paid	0.00
5. Class M-1 Unpaid Principal Carry Forward Amount	0.00
6. Class M-1 Note Principal Amount, EOP	125,092,339.60

7. Class M-1 Note Principal Amount as a % of Original Class M-1 Note Principal Amount, EOP	0.8680940
8. Class M-1 Note Principal Amount as a % of the Pool Balance, EOP	0.0871999
9. Class M-1 Note principal distribution percentage	11.390403921%

Class M-2 Noteholder's Statement

A. Information on Payments
Original Class M-2 Note Balance	144,100,000.00
1. Total Payments per $1,000	30.187264
2. Principal Payment per $1,000	26.007340
3. Interest Payment per $1,000	4.179924

B. Calculation of Class M-2 Interest Due & Paid
1. Class M-2 Note Rate	5.61000%
2. Days in Accrual Period	30

3. Class M-2 Interest Due	602,326.99
4. Class M-2 Interest Paid	602,326.99
5. Class M-2 Interest Carry Forward Amount Due	0.00
6. Class M-2 Interest Carry Forward Amount Paid	0.00
7. Class M-2 Supplemental Interest Amount Due	0.00
8. Class M-2 Supplemental Interest Amount Paid	0.00

9. Class M-2 Unpaid Interest Carry Forward Amount, EOP	0.00
10. Class M-2 Unpaid Supplemental Interest Amount, EOP	0.00

C. Calculation of Class M-2 Principal Due & Paid
1. Class M-2 Note Principal Amount, BOP	128,839,997.32
2. Class M-2 Principal Due	3,747,657.72
3. Class M-2 Principal Paid	3,747,657.72
4. Class M-2 Principal Carry Forward Amount Paid	0.00
5. Class M-2 Unpaid Principal Carry Forward Amount	0.00
6. Class M-2 Note Principal Amount, EOP	125,092,339.60

7. Class M-2 Note Principal Amount as a % of Original Class M-2 Note Principal Amount, EOP	0.8680940
8. Class M-2 Note Principal Amount as a % of the Pool Balance, EOP	0.0871999
9. Class M-2 Note principal distribution percentage	11.390403921%

HSBC FINANCE CORPORATION HSBC HOME EQUITY LOAN Trust (USA) 2006-2

The undersigned, a duly authorized representative of HSBC Finance Corporation, as Servicer (the "Servicer"), pursuant to a Sales and Servicing Agreement dated as of August 10, 2006 (the "Sales and Servicing Agreement"), by and among HSBC Home Equity Loan Corporation I, as Depositor, the Servicer, JPMorgan Chase Bank, National Association, as Indenture Trustee, HSBC Bank USA, National Association, as Administrator, and HSBC Home Equity Loan Trust (USA) 2006-2, the Trust, does hereby certify with respect to the information set forth below as follows:

1	Capitalized terms used in this Servicing Certificate shall have the respective meanings set forth in the Sales and Servicing Agreement.

2	HSBC Finance Corporation is, as of the date hereof, the Servicer under the Sales and Servicing Agreement.

3	The undersigned is a Servicing Officer.

4	This Certificate relates to the Payment Date occurring on December 20, 2006

5

As of the date hereof, to the best knowledge of the undersigned, the Servicer has performed in all material respects all its obligations under the

Sales and Servicing Agreement through the Collection Period preceding such Payment Date and that, except as may be noted on the Servicing Certificate related to a Trigger Event, no Servicer Termination has occurred since the prior Determination Date.

6	As of the date hereof, to the best knowledge of the undersigned, no Event of Default has been deemed to have occurred on or prior to such Payment Date.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate the 15th day of December, 2006.

HSBC FINANCE CORPORATION as Servicer

By: /s/ Joyce A. Bevacqua
Title: Servicing Officer